Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$956,275.13

Principal:
Principal Collections	$13,964,293.80
Prepayments in Full	$5,610,666.20
Liquidation Proceeds	$93,451.78
Recoveries	$5,863.32
Sub Total	$19,674,275.10
Collections	$20,630,550.23

Purchase Amounts:
Purchase Amounts Related to Principal	$60,226.29
Purchase Amounts Related to Interest	$205.74
Sub Total	$60,432.03

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,690,982.26

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	26
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,690,982.26
Servicing Fee	$365,013.30	$365,013.30	$0.00	$0.00	$20,325,968.96
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,325,968.96
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$20,325,968.96
Interest - Class A-3 Notes	$251,139.60	$251,139.60	$0.00	$0.00	$20,074,829.36
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$19,951,277.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,951,277.36
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$19,901,044.36
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,901,044.36
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$19,863,558.69
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,863,558.69
Regular Principal Payment	$17,797,092.93	$17,797,092.93	$0.00	$0.00	$2,066,465.76
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,066,465.76
Residual Released to Depositor	$0.00	$2,066,465.76	$0.00	$0.00	$0.00

Total		$20,690,982.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,797,092.93
Total					$17,797,092.93
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,797,092.93	$49.24	$251,139.60	$0.69	$18,048,232.53	$49.93
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$17,797,092.93	$16.91	$462,410.27	$0.44	$18,259,503.20	$17.35

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$233,618,235.52	0.6463899	$215,821,142.59	0.5971478
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$381,238,235.52	0.3621700	$363,441,142.59	0.3452630

Pool Information
Weighted Average APR	2.565%	2.568%
Weighted Average Remaining Term	36.20	35.39
Number of Receivables Outstanding	21,056	20,637
Pool Balance	$438,015,959.77	$418,191,942.41
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$406,230,015.06	$388,135,561.87
Pool Factor	0.3821498	0.3648542

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$30,056,380.54
Targeted Overcollateralization Amount	$54,750,799.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$54,750,799.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		28	$95,379.29
(Recoveries)		18	$5,863.32
Net Loss for Current Collection Period			$89,515.97
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2452%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1525%
Second Prior Collection Period			0.3902%
Prior Collection Period			0.2641%
Current Collection Period			0.2509%
Four Month Average (Current and Prior Three Collection Periods)			0.2644%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		910	$3,838,600.92
(Cumulative Recoveries)			$690,838.40
Cumulative Net Loss for All Collection Periods			$3,147,762.52
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2746%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,218.24
Average Net Loss for Receivables that have experienced a Realized Loss			$3,459.08

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.04%	156	$4,352,341.68
61-90 Days Delinquent	0.22%	33	$909,445.34
91-120 Days Delinquent	0.04%	6	$148,267.78
Over 120 Days Delinquent	0.06%	9	$240,515.44
Total Delinquent Receivables	1.35%	204	$5,650,570.24

Repossession Inventory:
Repossessed in the Current Collection Period		10	$238,441.90
Total Repossessed Inventory		14	$374,190.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2325%
Prior Collection Period			0.2470%
Current Collection Period			0.2326%
Three Month Average			0.2374%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3104%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	26

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	51	$1,260,497.39
2 Months Extended	75	$2,154,065.34
3+ Months Extended	8	$227,264.67

Total Receivables Extended	134	$3,641,827.40
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer